THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
              THE TRAVELERS FUND UL III FOR VARIABLE LIFE INSURANCE

           TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000
 TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III
  TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV
                    TRAVELERS LIFE & ANNUITY CORPORATE SELECT


                       Supplement dated December 30, 2005

             To the Prospectuses dated May 2, 2005 (as supplemented)



The Travelers Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and to substitute new options ("Replacement Funds") as shown below. Each of the Replacement Funds is a Portfolio of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Policy, such Replacement Fund will be added as an investment option on or before the date of the substitution.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Policy Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2006.

The proposed substitutions and respective advisers and/or sub-advisers are:

 EXISTING FUND AND CURRENT ADVISER                                    REPLACEMENT FUND AND SUB-ADVISER
 (WITH CURRENT SUB-ADVISER AS NOTED)
------------------------------------------------------------          -----------------------------------------------
 ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO (Class B)         ->     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
 --------------------------------------------                          ----------------------------------------
                                                                       (Class B)
 Alliance Capital Management, L.P.
                                                                       T. Rowe Price Associates Inc.
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
 ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO                  ->     LORD ABBETT GROWTH AND INCOME PORTFOLIO
 ---------------------------------------------                         ---------------------------------------
 (Class B)                                                             (Class B)

 Alliance Capital Management, L.P.                                     Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------

 DELAWARE VIP REIT SERIES (Standard Class)                      ->     NEUBERGER BERMAN REAL ESTATE PORTFOLIO
 ------------------------                                              --------------------------------------
                                                                       (Class A)
 Delaware Management Company
                                                                       Neuberger Berman Management, Inc.
------------------------------------------------------------          -----------------------------------------------


-----------------------------------------------------------           -----------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND (Class 2)                    ->      OPPENHEIMER GLOBAL EQUITY PORTFOLIO
--------------------------------                                       -----------------------------------
                                                                       (Class B)
 Templeton Global Advisors Limited
                                                                       OppenheimerFunds, Inc.
 (Templeton Asset Management Limited)
-----------------------------------------------------------           -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
 LORD ABBETT MID-CAP VALUE PORTFOLIO                            ->     LORD ABBETT MID-CAP VALUE PORTFOLIO
 -----------------------------------                                   -----------------------------------
 (Lord Abbett Series Fund, Inc.) (Class VC)                            (Class B)

 Lord, Abbett & Co. LLC                                                Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


-----------------------------------------------------------           -----------------------------------------------
 LORD ABBETT GROWTH AND INCOME PORTFOLIO                       ->      LORD ABBETT GROWTH AND INCOME PORTFOLIO
 ---------------------------------------                               ---------------------------------------
 (Lord Abbett Series Fund, Inc.) (Class VC)                            (Class B)

 Lord, Abbett & Co. LLC                                                Lord, Abbett & Co. LLC
-----------------------------------------------------------           -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
 JANUS ASPEN SERIES BALANCED PORTFOLIO (Service Shares)         ->     MFS TOTAL RETURN PORTFOLIO (Class F)
 -------------------------------------                                 --------------------------

 Janus Capital Management LLC                                          Massachusetts Financial Services Company
------------------------------------------------------------          -----------------------------------------------


Please note that:

   o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

   o The elections you have on file for allocating your cash value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

   o You may transfer amounts in your Policy among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Policy Owners or agents of Policy Owners.

   o If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

   o On the effective date of the substitution, your cash value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

   o  There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact us at 1-877-942-2654 if you have any questions.